FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 27, 2013 USD ($) newbuild_option instrument	Jun. 30, 2019 USD ($) suezmax_tanker	Jun. 30, 2018 USD ($)	Jun. 30, 2019 very_large_crude_carrier	Jun. 30, 2019 USD ($)	Jun. 30, 2019 large_range_2_tanker	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Feb. 01, 2013 vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number Of Newbuild Vessels		1		1		2
Derivative, notional amount					$ 314,848
Derivative Liability					3,700		$ 0
Debt issuance costs, gross					8,900		9,800
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivatives entered into | instrument	6
Principal amount of debt used in interest rate swaps	$ 260,000
Derivative asset					500		$ 7,600
(Loss) gain on derivative		$ (9,700)	$ 7,000
Interest rate swap 7
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount					$ 150,000				$ 150,000
MR Product Tanker
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number Of Newbuild Vessels | vessel										12
MR tanker
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of newbuild vessels financed by term loan facility | newbuild_option	6
US Dollar denominated floating rate debt | Term loan facility $466.5 million
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt								$ 466,500